Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Income Tax Disclosure [Abstract]
Foreign tax credit carryforwards	$ 133,620	$ 123,593
State net operating loss carryforwards	9,708	8,302
Foreign net operating loss carryforwards	52,327	59,157
Employee compensation and benefit plans	144,597	214,798
Advance royalties	22,366	46,757
Accrued liabilities	22,119	29,169
Sales returns and allowances	20,342	39,030
Inventory	9,985	19,553
Property, plant and equipment	11,380	8,826
Unrealized foreign exchange gains or losses	5,467	23,058
Other	9,749	18,197
Total gross deferred tax assets	441,660	590,440
Less: Valuation allowance	(21,970)	(38,692)
Deferred tax assets, net of valuation allowance	419,690	551,748
U.S. Branches	(19,107)	(17,128)
Residual tax liability on unremitted foreign earnings	(5,737)	0
Total deferred tax liabilities	(24,844)	(17,128)
Total net deferred tax assets	$ 394,846	$ 534,620